VIA EDGAR

August 24, 2026

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this letter certifying that the form of Prospectus and Statement of Additional Information for the Trust’s Saba Opportunistically Hedged Closed-End Funds ETF that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 346, which was filed electronically with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001213900-26-091338) on August 19, 2026.

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski
Richard Malinowski